Consolidated Balance Sheets		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Current assets
Cash		$ 32,188,711	$ 4,100,525	$ 10,855,128
Accounts receivable, net		3,581,852	456,293	2,556,073
Prepayment, deposits and other receivables, net		1,974,655	251,552	2,787,564
Total current assets		37,745,218	4,808,370	16,198,765
Property and equipment, net		165,045	21,025	206,653
Right-of-use (“ROU”) assets – operating lease		1,225,109	156,066	2,332,135
Deferred initial public offering (“IPO”) costs				7,334,123
Long-term rental deposit				514,815
Total non-current assets		1,390,154	177,091	10,387,726
Total assets		39,135,372	4,985,461	26,586,491
Current liabilities
Accrued expenses and other payables		8,071,739	1,028,261	14,466,134
Account payable		48,622	6,194	41,823
Income tax payable		2,678,817	341,255	3,258,920
Operating lease obligation, current portion		945,801	120,486	1,095,621
Total current liabilities		11,744,979	1,496,196	18,862,498
Other liabilities
Operating lease obligation, non-current portion		291,151	37,090	1,248,510
Total other liabilities		291,151	37,090	1,248,510
Total liabilities		12,036,130	1,533,286	20,111,008
Commitment and contingencies
Shareholders’ equity
Ordinary shares Value	[1]			77,630
Subscription receivable				(77,630)
Shares reserved for issuance		(17,562)	(2,237)
Additional paid-in capital		48,293,749	6,152,148	40,000
Retained earnings (accumulated deficit)		(21,187,583)	(2,699,090)	6,381,130
Accumulated other comprehensive income (loss)		(94,606)	(12,052)	54,353
Total shareholders’ equity		27,099,242	3,452,175	6,475,483
Total liabilities and shareholders’ equity		39,135,372	4,985,461	26,586,491
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares Value	[1]	87,694	11,170
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares Value	[1]	$ 17,550	$ 2,236

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.